LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
LEASES

NOTE 7. LEASES

Operating lease expense for the three months ended September 30, 2025, and 2024 was $96,960 and $105,415, respectively. Operating lease expense for the nine months ended September 30, 2025, and 2024 was $313,322 and $312,444 respectively. As of September 30, 2025, the weighted average remaining lease term and weighted average discount rate for the operating leases were 4.59 years and 9.43%, respectively.

The following table depicts future minimum lease payments for the Company’s operating leases excluding Fortman Leases.

Fiscal year ending December 31,	Operating Lease Obligations
2025 (remainder three months)	$95,766
2026	379,175
2027	350,029
2028	318,383
2029	142,195
Thereafter	52,442
Total undiscounted operating lease payments	1,337,990
Less: Imputed interest	198,181
Present value of operating lease liabilities	$1,139,809

NOTE 13. LEASES

Operating Leases

ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. The standard requires a lessee to record a right-of-use asset and a corresponding lease liability at the inception of the lease, initially measured at the present value of the lease payments. The Company’s leases consist of operating leases on buildings and office space.

In accordance with ASU 2016-02, right-of-use assets are amortized over the life of the underlying leases. Lease expense for the years ended December 31, 2024 and 2023 was $418,458 and $534,404, respectively. As of December 31, 2024 and 2023, the weighted average remaining lease term and weighted average discount rates for the operating leases were 4.95 years and 8.76% and 3.92 years and 6.08% respectively.

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2025	$324,199
2026	280,322
2027	250,125
2028	216,990
2029	108,928
Thereafter	177,102
Total undiscounted operating lease payments	1,357,666
Less: Imputed interest	(266,316)
Present value of operating lease liabilities	$1,091,350